Debt (Components Of Total Indebtedness) (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013	Jun. 08, 2011	Nov. 30, 2010	Dec. 19, 2013	Jun. 30, 2014
Debt Instrument [Line Items]
Other debt	$ 22,822,000	$ 133,000
Total long-term debt, net	4,358,293,000	3,738,773,000
Less current portion, net	155,937,000	414,929,000
Total long-term debt, less current portion, net	4,202,356,000	3,323,844,000
Other debt, Fair Value	22,886,000	133,000
Total long-term debt, net, Fair Value	4,410,587,000	3,870,958,000
Less current portion, net, Fair Value	154,226,000	441,989,000
Total long-term debt, less current portion, net, Fair Value	4,256,361,000	3,428,969,000
1.75% Convertible Senior Subordinated Notes due 2015
Debt Instrument [Line Items]
Convertible Senior Subordinated Notes	98,818,000	379,500,000
Unamortized discount on 1.75% Convertible Senior Subordinated Notes due 2015	(1,759,000)	(34,079,000)
Net carrying amount of the debt component	97,059,000	345,421,000
Convertible Notes, Fair Value	98,317,000	372,481,000
Interest Rate (percent)	1.75%
7.00% Senior Notes due 2019
Debt Instrument [Line Items]
Senior notes, carrying amount	499,875,000	500,000,000	500,000,000.0
Senior Notes, Fair Value	522,813,000	536,563,000
Interest Rate (percent)	7.00%		7.00%
7.00% Senior Notes due 2020
Debt Instrument [Line Items]
Senior notes, carrying amount	400,000,000	400,000,000		400,000,000.0
Unamortized initial purchaser's discount	(2,338,000)	(2,800,000)
Senior notes	397,662,000	397,200,000
Senior Notes, Fair Value	422,250,000	430,500,000
Interest Rate (percent)	7.00%			7.00%
7.25% Senior Notes due 2022
Debt Instrument [Line Items]
Senior notes, carrying amount	400,000,000	400,000,000	400,000,000.0
Senior Notes, Fair Value	429,278,000	431,750,000
Interest Rate (percent)	7.25%		7.25%
5.75% Senior Notes due 2022
Debt Instrument [Line Items]
Senior notes, carrying amount	700,000,000	700,000,000			700,000,000.0
Senior Notes, Fair Value	707,000,000	703,500,000
Interest Rate (percent)	5.75%				5.75%
5.375% Senior Notes due 2023
Debt Instrument [Line Items]
Senior notes, carrying amount	750,000,000	0				750,000,000.0
Senior Notes, Fair Value	735,469,000	0
Interest Rate (percent)	5.375%					5.375%
Term Loan A Facility Due 2019
Debt Instrument [Line Items]
Total long-term debt, net	1,069,063,000	0
Term Loan Facility Due, Fair Value	1,062,889,000	0
Term Loan B Facility Due 2021
Debt Instrument [Line Items]
Total long-term debt, net	421,812,000	0
Term Loan Facility Due, Fair Value	409,685,000	0
Term Loan A Facility Due 2018
Debt Instrument [Line Items]
Total long-term debt, net	0	1,335,469,000
Term Loan Facility Due, Fair Value	0	1,335,345,000
Term Loan B Facility Due 2018
Debt Instrument [Line Items]
Total long-term debt, net	0	60,550,000
Term Loan Facility Due, Fair Value	$ 0	$ 60,686,000